PREPAID LAND LEASES	12 Months Ended
Jun. 30, 2019
PREPAID LAND LEASES
PREPAID LAND LEASES

NOTE 8 -    PREPAID LAND LEASES

A summary of prepaid land leases is as follows:

	June 30,
	2018	2019

Prepaid land leases	$12,611	$19,232
Less: Accumulated amortization	(2,439)	(2,633)

	$10,172	$16,599

The amortization for the years ended June 30, 2017, 2018 and 2019 were $261, $270 and $264, respectively.

The annual amortization of prepaid land leases for each of the five succeeding years is as follows:

Year ending June 30,
2020	$400
2021	400
2022	400
2023	400
2024	400

$2,000